Noncontrolling Interest In Redeemable Preferred Units (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012
Noncontrolling Interest Of Common And Preferred Units In SLP [Abstract]
Common operating partnership units outstanding			97,008			97,008	97,008
Redemption values for Common OP Units			$ 99	$ 64		$ 113
Shares of Common OP Units redeemed for common stock			0	61,153	0
Minority interest in redeemable preferred operating partnership units, units outstanding						0	11,424
Preferred operating partnership units, preferred dividend per unit			$ 1.10			$ 1.10
Preferred stock, redemption price	$ 10	$ 10
Shares of Preferred OP Units redeemed	11,424	39,611